Subsequent Events (Details) - Subsequent Event [Member] ¥ in Millions, $ in Millions	Apr. 10, 2023 USD ($) shares	Apr. 10, 2023 CNY (¥) shares
Subsequent Events (Details) [Line Items]
Cash consideration	$ 11.3	¥ 78
Shares issued	1,000,000	1,000,000